Intangible Assets and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 548,344		¥ 509,730
Accumulated amortization	(413,333)		(380,560)
Accumulated impairment	(90,535)		(80,749)
Net carrying value, finite-lived	44,476	$ 6,389	48,421
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	195,903		184,216
Accumulated amortization	(128,370)		(109,230)
Accumulated impairment	(50,417)		(42,730)
Net carrying value, finite-lived	17,116	2,458	32,256
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	149,227		126,404
Accumulated amortization	(125,350)		(115,358)
Accumulated impairment	(1,473)
Net carrying value, finite-lived	22,404	3,219	11,046
Platform
Intangible Assets [Line Items]
Gross carrying value, finite-lived	76,748		75,505
Accumulated amortization	(42,206)		(41,522)
Accumulated impairment	(34,532)		(33,973)
Net carrying value, finite-lived	10	1	10
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	49,308		48,623
Accumulated amortization	(46,474)		(45,835)
Accumulated impairment	(2,834)		(2,788)
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	48,490		47,717
Accumulated amortization	(48,490)		(47,717)
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	22,824		21,265
Accumulated amortization	(17,154)		(16,152)
Accumulated impairment	(1,279)		(1,258)
Net carrying value, finite-lived	4,391	631	3,855
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	4,234		4,390
Accumulated amortization	(3,679)		(3,136)
Net carrying value, finite-lived	555	$ 80	1,254
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		1,610
Accumulated amortization	¥ (1,610)		¥ (1,610)